Share-based payments - Share option charge included in administrative expenses (Details) - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Share-based payments
Share option charge included in administrative expenses	£ 8,945	£ 95,331